Fair Value Hierarchy for Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Liabilities
Derivative Liabilities Noncurrent	$ 4,750,687	$ 6,671,524
Fair Value, Measurements, Recurring
Liabilities
Derivative Liabilities Noncurrent	4,750,687	6,671,524
Fair Value, Measurements, Recurring | Warrant liability - 2010 Class B
Liabilities
Derivative Liabilities Noncurrent		28,066
Fair Value, Measurements, Recurring | Warrant liability - 2012 Series A
Liabilities
Derivative Liabilities Noncurrent	1,753,969
Fair Value, Measurements, Recurring | Warrant liability - 2012 Series A&B
Liabilities
Derivative Liabilities Noncurrent		3,520,319
Fair Value, Measurements, Recurring | Warrant liability - 2012 placement agent
Liabilities
Derivative Liabilities Noncurrent	7,661	67,246
Fair Value, Measurements, Recurring | Warrant liability - 2013 Series D
Liabilities
Derivative Liabilities Noncurrent	2,985,512
Fair Value, Measurements, Recurring | Warrant liability - 2013 Series D&E
Liabilities
Derivative Liabilities Noncurrent		3,036,986
Fair Value, Measurements, Recurring | Warrant liability - 2013 placement agent
Liabilities
Derivative Liabilities Noncurrent	3,545	18,907
Quoted Market Prices in Active Markets (Level 1) | Fair Value, Measurements, Recurring
Liabilities
Derivative Liabilities Noncurrent	0	0
Quoted Market Prices in Active Markets (Level 1) | Fair Value, Measurements, Recurring | Warrant liability - 2010 Class B
Liabilities
Derivative Liabilities Noncurrent		0
Quoted Market Prices in Active Markets (Level 1) | Fair Value, Measurements, Recurring | Warrant liability - 2012 Series A
Liabilities
Derivative Liabilities Noncurrent	0
Quoted Market Prices in Active Markets (Level 1) | Fair Value, Measurements, Recurring | Warrant liability - 2012 Series A&B
Liabilities
Derivative Liabilities Noncurrent		0
Quoted Market Prices in Active Markets (Level 1) | Fair Value, Measurements, Recurring | Warrant liability - 2012 placement agent
Liabilities
Derivative Liabilities Noncurrent	0	0
Quoted Market Prices in Active Markets (Level 1) | Fair Value, Measurements, Recurring | Warrant liability - 2013 Series D
Liabilities
Derivative Liabilities Noncurrent	0
Quoted Market Prices in Active Markets (Level 1) | Fair Value, Measurements, Recurring | Warrant liability - 2013 Series D&E
Liabilities
Derivative Liabilities Noncurrent		0
Quoted Market Prices in Active Markets (Level 1) | Fair Value, Measurements, Recurring | Warrant liability - 2013 placement agent
Liabilities
Derivative Liabilities Noncurrent	0	0
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring
Liabilities
Derivative Liabilities Noncurrent	0	0
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring | Warrant liability - 2010 Class B
Liabilities
Derivative Liabilities Noncurrent		0
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring | Warrant liability - 2012 Series A
Liabilities
Derivative Liabilities Noncurrent	0
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring | Warrant liability - 2012 Series A&B
Liabilities
Derivative Liabilities Noncurrent		0
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring | Warrant liability - 2012 placement agent
Liabilities
Derivative Liabilities Noncurrent	0	0
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring | Warrant liability - 2013 Series D
Liabilities
Derivative Liabilities Noncurrent	0
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring | Warrant liability - 2013 Series D&E
Liabilities
Derivative Liabilities Noncurrent		0
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring | Warrant liability - 2013 placement agent
Liabilities
Derivative Liabilities Noncurrent	0	0
Significant Unobservable Inputs (Level 3) | Fair Value, Measurements, Recurring
Liabilities
Derivative Liabilities Noncurrent	4,750,687	6,671,524
Significant Unobservable Inputs (Level 3) | Fair Value, Measurements, Recurring | Warrant liability - 2010 Class B
Liabilities
Derivative Liabilities Noncurrent		28,066
Significant Unobservable Inputs (Level 3) | Fair Value, Measurements, Recurring | Warrant liability - 2012 Series A
Liabilities
Derivative Liabilities Noncurrent	1,753,969
Significant Unobservable Inputs (Level 3) | Fair Value, Measurements, Recurring | Warrant liability - 2012 Series A&B
Liabilities
Derivative Liabilities Noncurrent		3,520,319
Significant Unobservable Inputs (Level 3) | Fair Value, Measurements, Recurring | Warrant liability - 2012 placement agent
Liabilities
Derivative Liabilities Noncurrent	7,661	67,246
Significant Unobservable Inputs (Level 3) | Fair Value, Measurements, Recurring | Warrant liability - 2013 Series D
Liabilities
Derivative Liabilities Noncurrent	2,985,512
Significant Unobservable Inputs (Level 3) | Fair Value, Measurements, Recurring | Warrant liability - 2013 Series D&E
Liabilities
Derivative Liabilities Noncurrent		3,036,986
Significant Unobservable Inputs (Level 3) | Fair Value, Measurements, Recurring | Warrant liability - 2013 placement agent
Liabilities
Derivative Liabilities Noncurrent	$ 3,545	$ 18,907